Shareholder's Equity and Earnings Per Common Share - Earnings Per Share Reconciliation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended																12 Months Ended
	Apr. 10, 2013	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Class of Stock [Line Items]
Net income (loss) available to common shareholders		$ 653.7		$ 447.7		$ (85.3)		$ (225.5)		$ (106.9)		$ 386.8		$ 852.1		$ (520.8)		$ 790.6	$ 611.2		$ 102.8
Less: Net income (loss) attributable to noncontrolling interest		105.6		101.1		(3.1)		(13.5)		(84.2)		20.3		217.7		(15.6)		190.1	138.2		190.9
Net income (loss) available to common shareholders		$ 548.1		$ 346.6		$ (82.2)		$ (212.0)		$ (22.7)		$ 366.5		$ 634.4		$ (505.2)		$ 600.5	$ 473.0		$ (88.1)
Basic																		250.6	230.0		230.0
Diluted																		251.8	230.0		230.0
Basic		$ 2.10	[1]	$ 1.33	[1]	$ (0.33)	[1]	$ (0.92)	[1]	$ (0.10)	[1]	$ 1.59	[1]	$ 2.76	[1]	$ (2.20)	[1]	$ 2.40	$ 2.06	[1]	$ (0.38)	[1]
Diluted		$ 2.08	[1]	$ 1.32	[1]	$ (0.33)	[1]	$ (0.92)	[1]	$ (0.10)	[1]	$ 1.59	[1]	$ 2.76	[1]	$ (2.20)	[1]	$ 2.38	$ 2.06	[1]	$ (0.38)	[1]
Stock split conversion ratio	2,295.248835
Restricted Share Units (RSUs)
Class of Stock [Line Items]
Dilutive Effects																		0.6	0		0
RSUs - Deal incentive awards
Class of Stock [Line Items]
Dilutive Effects																		0.4	0		0
PSU awards
Class of Stock [Line Items]
Dilutive Effects																		0.2	0		0

[1]	Per-share amounts give retroactive effect to the 2,295.248835-to-1 stock split effected on April 11, 2013.